Property Plant and Equipment - Additional Information (Detail) $ in Thousands, € in Millions		12 Months Ended
	Aug. 31, 2016 CLP ($)	Dec. 31, 2018 USD ($) project	Dec. 31, 2018 CLP ($) project	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)	Dec. 31, 2014 CLP ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 CLP ($)	Dec. 31, 2009 CLP ($)
Disclosure Of Property Plant And Equipment [Line Items]
Additions to property plant and equipment, investments in operating plants and new projects			$ 330,797,541,000	$ 283,819,250,000
Investment on property plant and equipment, maintenance to plants				102,515,924,000					$ 142,578,993,000
Investment on property plant and equipment, network extensions and investments to optimize the operation				79,028,802,000					84,727,900,000
Capitalized borrowing costs			6,435,646,000	4,078,463,000	$ 3,001,211,000
Employee expenses capitalized, included in Other work performed by the entity and capitalized in Comprehensive Income Statement			$ 16,710,963,000	14,388,987,000	16,096,852,000
Property plant and equipment held under finance leases				18,508,932,000					$ 17,654,672,000
Lease agreement period		20 years	20 years
Annual interest rate								6.50%	6.50%
Operating lease contracts for material assets			$ 4,494,358,000	2,969,436,000
Contractual commitments for the acquisition of property, plants and equipment				376,627,392,000					$ 269,176,169,000
Property, plant and equipment pledged as security for liabilities				0					$ 0
Group recognized impairment loss			5,364,000		30,785,531,000		$ 12,581,947,000
Write Off Of Intangible Assets Other Than Goodwill	$ 32,834,160,000
Write Off Of Intangible Assets Other Than Goodwill	$ 2,549,926,000
Percentage of impairment related cost	100.00%
Neltume Project [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Write Off Of Property Plant And Equipmen				21,975,641,000	20,459,461,000
Choshuenco Projects [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Write Off Of Property Plant And Equipmen				$ 3,130,270,000	3,748,124,000
Enel Generacion Chile [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Group recognized impairment loss						$ 2,706,830,000
Write Off Of Property Plant And Equipmen					$ 6,577,946,000	$ 2,522,445,000
Write Off Of Intangible Assets Other Than Goodwill			$ 1,096,137,000
Percentage of impairment related cost					100.00%			100.00%	100.00%
Number of thermal project | project		2	2
Provision recognized			$ 2,244,900,000
Enel Green Power Chile Group [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Insurance Policies Amount For All Risks								€ 1,000	$ 794,750,000,000
Enel Green Power Chile Group [Member] | Geotermica del Norte SA [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Additions to property plant and equipment, investments in operating plants and new projects		$ 2,463	1,709,473,000
Enel Green Power Chile Group [Member] | Enel Green Power Del Sur S p A [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Additions to property plant and equipment, investments in operating plants and new projects		$ 465	$ 322,993,000
Enel Generacin Chile S.A. [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Allowance For Impairment Losses										$ 43,999,600,000
Generating Companies [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Insurance Policies Amount For All Risks								1,000	794,750,000,000
Distribution Companies [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Insurance Policies Amount For All Risks								50	39,737,500,000
Third Party Damages Insurance [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Civil Liability Insurance Amount								500	397,375,000,000
Environmental Damages Insurance [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Civil Liability Insurance Amount								€ 20	$ 15,895,000,000
Bottom of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Weighted average borrowing rate		7.12%	7.12%	7.12%
Top of Range
Disclosure Of Property Plant And Equipment [Line Items]
Weighted average borrowing rate		7.71%	7.71%	7.95%